FAIR VALUE MEASUREMENTS - Assumptions Used in Measurement of Earnouts (Details)	Dec. 31, 2021	Sep. 20, 2021
Employee And Non-Employee Earnouts | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		5.00
Employee And Non-Employee Earnouts | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		11.20
Employee And Non-Employee Earnouts | Expected stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		35.0
Employee And Non-Employee Earnouts | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.8
Employee And Non-Employee Earnouts | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0
Employee And Non-Employee Earnouts | Fair Value (per Earnout)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		8.94
Non-employee Earnouts | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.72
Non-employee Earnouts | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.50
Non-employee Earnouts | Expected stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	65.0
Non-employee Earnouts | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.2
Non-employee Earnouts | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Non-employee Earnouts | Fair Value (per Earnout)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.80